Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments

Future minimum lease payments under these leases are as follows:

Minimum
Lease
Years Ending December 31,	Payment
2021	$34,854
2022	20,332
Total undiscounted future non-cancelable minimum lease payments	55,186
Less: Imputed interest	(2,487)
Present value of lease liabilities	$52,699
Weighted average remaining term	1.8